Other accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other accounts receivable and prepaid expenses.
Schedule of other accounts receivable and prepaid expenses

	December 31,
	2019		2018		2017

Prepaid expenses	Ps.	33,310	Ps.	27,296	Ps.	23,310
Guarantee deposits		5,897		5,897		5,800
Others		3,535		7,068		9,746
	Ps.	42,742	Ps.	40,261	Ps.	38,856